Investment Securities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Gain on equity securities, net	$ 3,213,000	$ 0	$ 0
Pledged Financial Instruments, Not Separately Reported, Securities	332,000,000	317,000,000
Pledged Financial Instruments, Not Separately Reported, Securities for Repurchase Agreements	280,000,000	215,000,000
Pledged Financial Instruments, Not Separately Reported, Securities for Federal Home Loan Bank	$ 21,913,000	$ 24,900,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	35.00%
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0
Debt Securities, Available-for-sale, Amortized Cost	1,028,883,000	1,097,645,000
Debt Securities, Available-for-sale, Realized Gain	60,000
Amortized cost of securities available-for-sale	1,028,883,000	1,097,645,000
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	351,808,000	357,197,000
Federal home loan bank stock	43,388,000	50,086,000
Federal reserve bank stock	8,225,000	8,225,000
Schedule of Repurchase Agreement Counterparties with Whom Repurchase Agreements Exceed 10 Percent of Stockholders' Equity [Table Text Block]	$ 0
Percentage of amount greater than shareholder's equity	10.00%
Debt Securities, Available-for-sale, Realized Loss	$ 2,600,000
Debt Securities, Held-to-maturity, Sold, Realized Gain (Loss)	$ 291,000
percent of held to securities sold paid down	96.30%
Equity Securities, FV-NI	$ 1,649,000	1,935,000
Equity Securities without Readily Determinable Fair Value, Amount	2,589,000	3,500,000
Other investment securities	55,851,000	63,746,000
Debt Securities sold at a loss [Domain]
Schedule of Investments [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	245,000,000
Equity securities
Schedule of Investments [Line Items]
Equity Securities, FV-NI, Unrealized Gain	(3,500,000)
Common Shares
Schedule of Investments [Line Items]
Gain on equity securities, net	(287,000)
Securities sold at a gain [Member]
Schedule of Investments [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	2,000,000
Amortized cost of securities available-for-sale			$ 0
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	7,400,000
Available-for-sale Securities, Equity Securities	$ 444,000
Debt and Equity Securities, Realized Gain (Loss)		1,821,000
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Debt Securities, Available-for-sale, Amortized Cost	$ 1,028,883,000	852,645,000
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	46,530,000	$ 56,785,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	705,300,000
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	0
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Debt Securities, Available-for-sale, Amortized Cost	323,600,000
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	$ 46,500,000